Investments in a Related Party and Other (OceanPal) (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended
	Jul. 30, 2026	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Related Party Transaction [Line Items]
Issuance of stock		$ 2,040	$ 16
Cash and cash equivalents		48,678	65,098	$ 50,505
Vessels		1,045,555		$ 1,045,512
Gain/(loss) from equity method investments		$ (418)	(747)
Common stock, shares issued		124,413,701		115,787,434
Proceeds from sale of investments		$ 3,642	0
Equity Securities Fv Ni		155,235		$ 118,194
OceanPal [Member]
Related Party Transaction [Line Items]
Unrealized gain/(loss) on equity investment		(100)	2,482
Equity Securities Fv Ni		$ 57		$ 158
Series C Convertible Preferred Stock [Member] | OceanPal [Member]
Related Party Transaction [Line Items]
Cumulative preferred dividend accruing rate		8.00%
Preferred stock liquidation preference per share		$ 1,000
Issuance of preferred stock, shares		207		207
Proceeds from sale of investments	$ 290
Series C Convertible Preferred Stock [Member] | OceanPal [Member]
Related Party Transaction [Line Items]
Dividends income		$ 8	$ 8
Equity Securities Fv Ni		$ 180		$ 180
Common Stock [Member] | OceanPal [Member]
Related Party Transaction [Line Items]
Number of shares owned		7,298		145,978